Property, Plant and Equipment - Disclosure of Sensitivity Analysis - Impairment of Assets (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Property, plant and equipment1	R 91,857	R 47,633	R 40,848
Total Gold Contracts
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage decrease resulting in additional impairment	5.50%	10.80%
Percentage increase resulting in additional impairment	29.90%	29.10%
Copper (b)
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Percentage decrease resulting in additional impairment	11.20%
Percentage increase resulting in additional impairment	11.40%
CSA
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Impairment 10.8% decrease (2024: 11.9%)	R 4,400
Target 1
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount		R 4,200
Percentage Of Reasonably Possible Decrease In Production Profile Used In Discounted Cash Flow Models		0.086
Property, plant and equipment1		R 2,100
Tshepong South
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable amount	R 4,314	R 3,300
Percentage Of Reasonably Possible Decrease In Production Profile Used In Discounted Cash Flow Models		0.053
Property, plant and equipment1		R 2,300